Commitments and Contingencies - Schedule of Commercial Commitments (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
Leases	$ 613,303
Less than 1 year [Member]
Other Commitments [Line Items]
Leases	319,157
1-3 years [Member]
Other Commitments [Line Items]
Leases	294,146
3-5 years [Member]
Other Commitments [Line Items]
Leases
More than 5 years [Member]
Other Commitments [Line Items]
Leases